Business Combinations	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business Combinations	Business CombinationsOn October 31, 2018, the Company acquired all of the outstanding shares of Barking Dog Ventures, Ltd. (“DogBuddy”) in exchange for the issuance of 1.4 million shares of the Company’s common stock, 1.9 million shares of the Company’s Series G redeemable convertible preferred stock, which includes a holdback of 539,000 shares of Series G preferred stock, and cash payment of $19.4 million to the stockholders of DogBuddy. The Company, as acquirer, retained a holdback of Series G preferred stock for up to a one-year period as partial security against certain indemnity obligations. The holdback has an estimated fair value of $3.9 million based on the recent transaction price of the Company’s Series G redeemable convertible preferred stock and was recorded to accrued expenses and other current liabilities in the consolidated balance sheets. .
In November 2019, the Company released and issued 0.5 million shares of Series G preferred stock to former stockholders of DogBuddy related to the holdback. The acquisition date estimated fair value of the holdback shares issued during 2019 was $3.6 million. At December 31, 2019, the remaining holdback liability of $0.3 million was recorded in accrued expenses and other current liabilities in the consolidated balance sheets. In February 2020, final settlement of the holdback was completed through the issuance of 9,000 shares of Series G preferred stock. The remaining 30,000 shares were never issued and retained by the Company to cover additional expenses.
Goodwill recorded in connection with the acquisition is primarily attributed to the increased geographic coverage throughout Europe and synergies gained, such as advertising purchasing power and integrated pet service provider networks. None of the resulting goodwill is deductible for tax purposes.
During the year ended December 31, 2019, a measurement period adjustment was made to reduce goodwill from the DogBuddy acquisition by $1.7 million primarily due to an adjustment to the deferred tax asset for pre-acquisition losses that were originally estimated to be unrealizable (see Note 9—Goodwill and Intangible Assets). There was no impact to the consolidated statements of operations for this adjustment.